STAFF COSTS - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total staff costs
Short-term remuneration	$ 761	$ 727	$ 821
Wages and salaries	46,900	38,800	42,100
Christopher H. Boehringer
Total staff costs
Short-term remuneration	214	210	235
David N. Weinstein
Total staff costs
Short-term remuneration	219	207	234
Göran Trapp
Total staff costs
Short-term remuneration	164	155	176
Annette Malm Justad
Total staff costs
Short-term remuneration	164	155	176
Jacob Meldgaard | TORM A/S
Total staff costs
Wages and salaries		1,040	1,161
Taxable benefits		39	44
Annual performance bonus		593	1,161
Total		1,672	2,366
Jacob Meldgaard | TORM A/S | RSU grant in 2022
Total staff costs
Wages and salaries	1,119
Taxable benefits	40
Annual performance bonus		1,277
Total	2,436
Jacob Meldgaard | TORM PLC
Total staff costs
Wages and salaries		72	82
Taxable benefits			0
Annual performance bonus		0	0
Total		72	$ 82
Jacob Meldgaard | TORM PLC | RSU grant in 2022
Total staff costs
Wages and salaries	77
Taxable benefits	0
Annual performance bonus		$ 0
Total	$ 77